UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03657

Deutsche State Tax-Free Income Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2014 (Unaudited)

Deutsche California Tax-Free Income Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 94.1%
California 92.8%
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project:
Series C, Zero Coupon, 9/1/2017, INS: AGMC	1,455,000	1,418,610
Series C, Zero Coupon, 9/1/2018, INS: AGMC	1,000,000	956,720
Series C, 6.0%, 9/1/2016, INS: AGMC	1,000,000	1,064,420
Series A, 6.0%, 9/1/2024, INS: AGMC	3,500,000	4,179,770
Anaheim, CA, Redevelopment Agency Tax Allocation, Merged Redevelopment Project Area, Series A, 5.0%, 2/1/2025 , INS: AGMC	5,000,000	5,482,050
Beaumont, CA, Utility Authority Revenue, Wastewater Enterprise Project, Series A, 0.05% *, 9/1/2041 , LOC: Union Bank of California NA	2,200,000	2,200,000
Big Bear Lake, CA, Water Revenue:
6.0%, 4/1/2015, INS: NATL	930,000	941,858
6.0%, 4/1/2022, INS: NATL	13,500,000	15,479,505
Brentwood, CA, Infrastructure Financing Authority, Water Revenue, Prerefunded, 5.75%, 7/1/2038	2,000,000	2,246,460
Cabrillo, CA, County General Obligation Lease, Unified School District, Series A, Zero Coupon, 8/1/2019 , INS: AMBAC	4,000,000	3,568,200
California, Alum Rock Union Elementary School District, Election of 2012, Series A, 5.5%, 8/1/2034	5,000,000	5,964,300
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
5.0%, 4/1/2031	2,250,000	2,619,337
Series F, Prerefunded, 5.0%, 4/1/2031	11,475,000	12,198,154
California, Coast Community College District, Election of 2012, Series A, 5.0%, 8/1/2038	11,185,000	12,776,514
California, Educational Facilities Authority Revenue, Pitzer College, 6.0%, 4/1/2040	10,000,000	11,870,300
California, EL Dorado Irrigation District Revenue, Series A, 5.0%, 3/1/2034 , INS: AGMC	3,000,000	3,417,990
California, Foothill-Eastern Transportation Corridor Agency, Toll Road Revenue, Series A, 5.75%, 1/15/2046	12,500,000	14,396,375
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2045 , INS: AGC	5,000,000	5,108,250
California, Grossmont-Cuyamaca Community College District, Election of 2012, Series A, 5.25%, 8/1/2033	7,425,000	8,788,898
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2039	4,000,000	4,665,040
California, Health Facilities Financing Authority Revenue, Providence Health & Services:
Series B, 5.5%, 10/1/2039	2,500,000	2,892,425
Series C, Prerefunded, 6.5%, 10/1/2033	2,000,000	2,433,780
California, Health Facilities Financing Authority Revenue, Sutter Health, Series A, 5.25%, 8/15/2022	1,665,000	1,919,046
California, Los Rios Community College District, Election of 2008, Series A, 5.0%, 8/1/2035	10,000,000	11,373,800
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034 , GTY: Citigroup, Inc.	6,820,000	9,564,436
California, Marin Water District Financing Authority Revenue:
Series A, 5.0%, 7/1/2035	2,830,000	3,212,871
Series A, 5.0%, 7/1/2040	9,675,000	10,983,931
California, Metropolitan Water District of Southern California, Series A-2, 0.03% *, 7/1/2037 , SPA: Barclays Bank PLC	315,000	315,000
California, Mount San Antonio Community College District, Election of 2008, Series 2013A, 5.0%, 8/1/2034	8,520,000	9,886,778
California, San Gorgonio Memorial Healthcare, Election of 2006, Series C, Prerefunded, 7.2%, 8/1/2039	10,000,000	11,770,100
California, South Bayside Waste Management Authority Revenue, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.0%, 9/1/2036	5,000,000	5,699,500
California, State Department of Water Resources Revenue, Center Valley Project, Water Systems:
Series AJ, 5.0%, 12/1/2035	10,690,000	12,254,054
Series AH, 5.25%, 12/1/2035	1,555,000	1,845,645
California, State General Obligation:
Series A, 0.04% *, 5/1/2040, LOC: Royal Bank of Canada	1,350,000	1,350,000
5.0%, 2/1/2033	12,000,000	13,810,080
5.0%, 4/1/2037	5,000,000	5,672,700
5.0%, 2/1/2043	5,000,000	5,606,350
5.25%, 9/1/2030	10,000,000	11,805,500
5.25%, 9/1/2032	4,000,000	4,708,520
5.25%, 10/1/2032	15,000,000	17,687,250
5.25%, 4/1/2035	8,000,000	9,324,000
6.25%, 11/1/2034	10,000,000	12,292,200
6.5%, 4/1/2033	14,610,000	17,851,667
California, State General Obligation, Various Purposes:
6.0%, 4/1/2038	7,450,000	8,932,028
6.0%, 11/1/2039	10,000,000	12,195,000
California, State Green Bonds, 5.0%, 10/1/2037	3,500,000	4,044,950
California, State Health Facilities Financing Authority Revenue, Lucile Salter Packard Children's Hospital, Series A, 5.0%, 8/15/2043	3,480,000	3,926,414
California, State Health Facilities Financing Authority Revenue, Scripps Health, Series A, 5.0%, 11/15/2032	1,000,000	1,121,830
California, State Public Works Board, Lease Revenue, Capital Projects:
Series I, 5.5%, 11/1/2033	5,400,000	6,513,912
Series G-1, 5.75%, 10/1/2030	5,500,000	6,516,895
Series I-1, 6.375%, 11/1/2034	3,000,000	3,690,930
California, State Public Works Board, Lease Revenue, Department of Corrections & Rehabilitation, Series G, 5.25%, 9/1/2033	7,540,000	8,809,359
California, State Public Works Board, Lease Revenue, Series A, 5.0%, 9/1/2039	10,000,000	11,323,200
California, State University Revenue:
Series A, 5.0%, 11/1/2037	8,000,000	8,943,200
Series A, 5.0%, 11/1/2039	2,000,000	2,306,760
Series A, 5.25%, 11/1/2038	6,500,000	7,424,430
California, Statewide Communities Development Authority Revenue, American Baptist Homes West, 6.25%, 10/1/2039 , GTY: American Baptist Foundation	7,000,000	7,963,690
California, Statewide Communities Development Authority Revenue, Cottage Health Obligation Group, 5.25%, 11/1/2030	6,000,000	6,751,980
California, Statewide Communities Development Authority Revenue, Covenant Retirement Communities, Inc., Series C, 5.625%, 12/1/2036	2,500,000	2,743,275
California, Statewide Communities Development Authority Revenue, Sutter Health, Series A, 6.0%, 8/15/2042	10,340,000	12,466,214
California, Washington Township Health Care District, Election of 2004, Series B, 5.5%, 8/1/2038	4,000,000	4,791,440
California, West Contra Costa Unified School District, Election of 2012, Series A, 5.5%, 8/1/2039	10,000,000	11,659,700
California, West Hills Community College District, 0.03% *, 7/1/2033 , LOC: Union Bank of California	3,400,000	3,400,000
California, Western Municipal Water District Facilities Authority Revenue, Series B, 5.0%, 10/1/2039	19,155,000	21,637,871
Carson, CA, Redevelopment Housing Agency, Tax Allocation, Series A, 5.25%, 10/1/2036	2,710,000	3,027,775
Contra Costa County, CA, GNMA Mortgage-Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022	1,945,000	2,413,570
Corona, CA, Sales & Tax Revenue, Community Facilities District, Series 90-1-A, 5.5%, 9/1/2015 , INS: NATL	3,245,000	3,370,192
Cupertino, CA, Union School District, Election of 2012:
Series B, 5.0%, 8/1/2034	1,000,000	1,188,560
Series B, 5.0%, 8/1/2035	2,305,000	2,724,579
Series B, 5.0%, 8/1/2036	1,140,000	1,342,236
Dry Creek, CA, School District General Obligation, Joint Elementary School District, Series A, Zero Coupon, 5/1/2022 , INS: AGMC	1,385,000	1,169,882
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue:
Series A, 5.0%, 6/1/2037, INS: AMBAC	10,000,000	10,947,800
Series C, 5.0%, 6/1/2044	5,000,000	5,833,150
Escondido, CA, School District General Obligation, Unified High School District:
Zero Coupon, 5/1/2015, INS: NATL	3,165,000	3,158,860
ETM, Zero Coupon, 11/1/2020, INS: NATL	7,000,000	6,426,210
Foothill, CA:
ETM, Zero Coupon, 1/1/2018, INS: AGMC, Radian	10,000,000	9,792,300
ETM, Zero Coupon, 1/1/2020, INS: AGMC, Radian	10,000,000	9,375,700
Foothill-De Anza Community College District, CA, Series C, 5.0%, 8/1/2040	7,555,000	8,460,165
Foothill-De Anza Community College District, CA, Capital Appreciation, Zero Coupon, 8/1/2016 , INS: NATL	4,755,000	4,725,376
Garden Grove, CA, Unified School District, Election of 2010, Series C, 5.25%, 8/1/2037	2,500,000	2,904,950
Irvine Ranch, CA, Water District, 0.03% *, 4/1/2033 , LOC: Bank of NY Mellon	400,000	400,000
Long Beach, CA, Unified School District, 5.0%, 8/1/2032	5,245,000	6,038,726
Los Angeles, CA, Department of Airports Revenue, Series A, 5.25%, 5/15/2039	5,000,000	5,695,400
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2040	15,000,000	17,006,100
Los Angeles, CA, Department of Water & Power Revenue, Power System, Series B, 5.0%, 7/1/2043	1,250,000	1,416,225
Los Angeles, CA, Department of Water & Power, Waterworks Revenue:
Series A, 5.0%, 7/1/2036	2,500,000	2,839,875
Series A, 5.0%, 7/1/2041	2,500,000	2,771,275
Los Angeles, CA, Harbor Department:
Series A, AMT, 5.0%, 8/1/2035	6,000,000	6,862,740
Series A, AMT, 5.0%, 8/1/2044	10,000,000	11,217,300
Los Angeles, CA, Pollution Control Revenue, 6.0%, 6/1/2021 , INS: NATL	2,000,000	2,552,100
Los Angeles, CA, Unified School District, Series F, 5.0%, 1/1/2034	7,540,000	8,515,299
Mount Diablo, CA, Unified School District, Election of 2010, Series E, 5.0%, 6/1/2037	4,000,000	4,564,960
Murrieta Valley, CA, General Obligation, Unified School District, 5.0%, 9/1/2026 , INS: AGMC	3,155,000	3,488,547
Northern California, Power Agency, Prerefunded, 7.0%, 7/1/2016	210,000	220,849
Northern California, Power Agency, Hydroelectric Project No. 1, Series A, 5.0%, 7/1/2031	1,100,000	1,250,348
Palmdale, CA, School District General Obligation, School Building Project, Zero Coupon, 10/1/2019 , INS: AGMC	1,420,000	1,287,699
Pittsburg, CA, Redevelopment Agency Tax Allocation, Los Medanos Community Project, Series A, 6.5%, 9/1/2028	10,000,000	11,155,500
Port of Oakland, CA, Series 0, AMT, 5.125%, 5/1/2030	1,500,000	1,677,540
Rancho, CA, Water District Financing Authority Revenue, Series A, 5.0%, 8/1/2027 , INS: FGIC	2,500,000	2,753,600
Redwood City, CA, School District General Obligation, Elementary School District, Zero Coupon, 8/1/2017 , INS: NATL	1,635,000	1,577,268
Riverside County, CA, Transportation Commission Toll Revenue, Series A, 5.75%, 6/1/2048	5,000,000	5,691,050
Sacramento County, CA, Airport Systems Revenue, Series B, 5.75%, 7/1/2039	2,500,000	2,838,675
Sacramento County, CA, Sanitation Districts Financing Authority Revenue, Series A, 5.0%, 12/1/2044	7,465,000	8,602,069
Sacramento County, CA, Water Finance Authority Revenue, Water Agency Zones 40 & 41, Series B, 0.727% **, 6/1/2039 , INS: NATL	10,000,000	8,753,100
Sacramento, CA, Municipal Utility District, Electric Revenue:
Series U, 5.0%, 8/15/2026, INS: AGMC	2,615,000	2,963,658
Series U, 5.0%, 8/15/2028, INS: AGMC	2,045,000	2,298,069
Sacramento, CA, Other General Obligation Lease, City Financing Authority, Series A, 5.4%, 11/1/2020 , INS: AMBAC	5,000,000	5,569,850
Sacramento, CA, Sales & Special Tax Revenue, Finance Authority, Series B, Zero Coupon, 11/1/2016 , INS: NATL	2,685,000	2,625,071
Saddleback Valley, CA, Sales & Special Tax Revenue, Unified School District, Public Financing Authority, Series A, 6.0%, 9/1/2015 , INS: AGMC	1,000,000	1,041,660
San Bernardino, CA, County General Obligation, Medical Center Financing Project, 5.5%, 8/1/2017 , INS: NATL	1,695,000	1,803,378
San Bruno Park, CA, School District, General Obligation:
Zero Coupon, 8/1/2017, INS: AGMC	1,000,000	968,760
Zero Coupon, 8/1/2019, INS: AGMC	1,100,000	1,014,805
San Diego County, CA, Certificates of Participation, County Administration Center Waterfront Park, 5.125%, 2/1/2042	5,000,000	5,521,950
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2038	1,500,000	1,673,325
San Diego County, CA, Water Authority:
Series B, 5.0%, 5/1/2031	5,000,000	5,716,850
5.0%, 5/1/2034	7,920,000	9,202,486
San Diego, CA, Community College District, Election of 2002:
5.0%, 8/1/2032	1,000,000	1,176,360
5.25%, 8/1/2033	10,000,000	11,532,700
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	5,000,000	5,759,950
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, 5.25%, 5/15/2039	10,000,000	11,432,200
San Francisco City & County, CA, Airports Commission, Series 36A, 0.04% *, 5/1/2026 , LOC: U.S. Bank NA	3,325,000	3,325,000
San Francisco City & County, CA, Airports Commission, International Airport Revenue:
Series A, AMT, 5.0%, 5/1/2039	5,375,000	5,992,265
Series A, AMT, 5.5%, 5/1/2028	6,000,000	7,116,600
San Francisco City & County, CA, Redevelopment Agency, Mission Bay South Redevelopment Project, Series A, 5.0%, 8/1/2043	2,100,000	2,315,733
San Francisco, CA, Bay Area Rapid Transit District, Series A, 5.0%, 7/1/2036	1,500,000	1,703,925
San Francisco, CA, Bay Area Rapid Transit District, Election of 2004, Series B, 5.0%, 8/1/2027	5,085,000	5,642,163
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 6.0%, 5/1/2039	15,000,000	17,784,000
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series B, 5.0%, 11/1/2039	12,500,000	14,259,625
Series A, 5.125%, 11/1/2039	10,400,000	11,924,744
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay North Redevelopment, Series C, 6.75%, 8/1/2041	1,000,000	1,227,290
San Joaquin Hills, CA, Toll Road Revenue, Transportation Corridor Agency:
Series A, ETM, Zero Coupon, 1/15/2015, INS: NATL	12,065,000	12,053,297
Series A, Zero Coupon, 1/15/2016, INS: NATL	3,485,000	3,406,971
Series A, Zero Coupon, 1/15/2017, INS: NATL	3,965,000	3,779,636
Series A, Zero Coupon, 1/15/2018, INS: NATL	2,640,000	2,445,406
Series A, Zero Coupon, 1/15/2019, INS: NATL	3,185,000	2,852,996
San Jose, CA, Evergreen Community College District, Election of 2010:
Series A, 5.0%, 8/1/2035	2,100,000	2,389,800
Series A, 5.0%, 8/1/2037	3,760,000	4,248,574
Series A, 5.0%, 8/1/2041	6,500,000	7,292,675
San Juan, CA, San Juan Project, Series D, ETM, 6.75%, 7/1/2020 , INS: NATL	955,000	1,127,769
San Marcos, CA, Unified School District, Election of 2010, Series A, 5.0%, 8/1/2038	12,500,000	13,869,875
San Mateo County, CA, Community College District, 5.0%, 9/1/2033	4,000,000	4,771,200
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Youth Services Campus, Series A, 5.0%, 7/15/2033	3,500,000	3,886,715
Santa Ana, CA, Financing Authority, Police Administration & Holding Facility:
Series A, 6.25%, 7/1/2024, INS: NATL	1,000,000	1,267,400
Series A, ETM, 6.25%, 7/1/2024, INS: NATL	1,000,000	1,279,010
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.5%, 9/1/2017, INS: NATL	1,005,000	1,124,394
5.5%, 9/1/2018, INS: NATL	1,060,000	1,217,124
5.6%, 9/1/2019, INS: NATL	1,115,000	1,312,154
5.6%, 9/1/2020, INS: NATL	1,180,000	1,405,427
5.65%, 9/1/2024, INS: NATL	1,445,000	1,754,519
5.65%, 9/1/2025, INS: NATL	1,520,000	1,850,737
5.65%, 9/1/2026, INS: NATL	1,605,000	1,961,599
Santa Monica, CA, Community College District, 2008 Election, Series B, 5.0%, 8/1/2044	7,000,000	8,000,300
Santa Monica, CA, Redevelopment Agency Tax Allocation, Earthquake Recovery Redevelopment, 5.875%, 7/1/2036	2,125,000	2,496,896
Southern California, Electric Revenue, Public Power Authority, Transmission Project, Zero Coupon, 7/1/2015	2,000,000	1,997,100
Southern California, Metropolitan Water District:
Series C, 5.0%, 7/1/2031	5,195,000	5,945,470
Series C, 5.0%, 7/1/2035	3,000,000	3,406,380
Southern California, Metropolitan Water District, Waterworks Revenue:
Series A, 5.75%, 7/1/2021	970,000	1,147,015
Series A, ETM, 5.75%, 7/1/2021	270,000	338,880
Southern California, Public Power Authority Revenue, APEX Power Project:
Series A, 5.0%, 7/1/2036	1,960,000	2,267,779
Series A, 5.0%, 7/1/2037	2,000,000	2,308,660
Series A, 5.0%, 7/1/2038	5,750,000	6,632,280
Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022 , INS: NATL	3,600,000	2,955,564
Temple City, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2015 , INS: NATL	1,250,000	1,246,462
Torrance, CA, Torrance Memorial Medical Center, Series A, 5.0%, 9/1/2040	2,000,000	2,146,500
University of California, Regents Medical Center Pooled Revenue, Series B-1, 0.03% *, 5/15/2032 , SPA: Wells Fagro Bank NA	2,905,000	2,905,000
University of California, State Revenues, Series AM, 5.25%, 5/15/2038	5,000,000	5,891,550
West Basin, CA, Municipal Water District Revenue, Series B, 5.0%, 8/1/2036	7,000,000	7,870,170

		931,248,713
Puerto Rico 1.2%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.75%, 8/1/2037	5,000,000	3,871,300
Series A, 6.375%, 8/1/2039	10,000,000	8,155,600

		12,026,900
Virgin Islands 0.1%
Virgin Islands, Public Finance Authority Revenue, Capital Projects, Series A-1, 5.0%, 10/1/2039	875,000	927,946

Total Municipal Bonds and Notes (Cost $851,544,643)		944,203,559
Underlying Municipal Bonds of Inverse Floaters (a) 13.3%
California
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (b)	13,870,000	15,321,189
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-3, 144A, 18.187%, 4/1/2015, Leverage Factor at purchase date: 4 to 1
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2026 (b)	17,205,000	19,005,152
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-2, 144A, 18.205%, 4/1/2015, Leverage Factor at purchase date: 4 to 1
California, State Community Center, College District, Election of 2002, Series A, 5.0%, 8/1/2026, INS: AGMC (b)	10,630,000	11,708,307
Trust: California, State Community Center, Series 2008-1154, 144A, 9.35%, 8/1/2026, Leverage Factor at purchase date: 2 to 1
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (b)	3,158,944	3,607,934
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2024 (b)	2,257,732	2,578,630
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2025 (b)	1,881,443	2,148,859
Trust: California, State Department of Water Resources, Water Revenue, Series 2705, 144A, 13.001%, 12/1/2023, Leverage Factor at purchase date: 3 to 1
California, University of California Revenues, Series O, 5.25%, 5/15/2039 (b)	10,420,000	11,835,765
Trust: California, University of California Revenues, Series 3368-2, 144A, 19.2%, 11/15/2016, Leverage Factor at purchase date: 4 to 1
California, University of California Revenues, Series O, 5.75%, 5/15/2034 (b)	5,000,000	5,862,400
Trust: California, University of California Revenues, Series 3368, 144A, 21.2%, 11/15/2016, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Community College District, Election of 2008, Series A, 6.0%, 8/1/2033 (b)	10,000,000	12,036,700
Trust: Los Angeles, CA, Community College District, Series R-11728, 144A, 27.92%, 2/1/2017, Leverage Factor at purchase date: 5 to 1
Los Angeles, CA, Department of Water & Power Revenue, Series A, 5.0%, 7/1/2039 (b)	10,000,000	11,191,600
Trust: Los Angeles, CA, Department of Water & Power Revenue, Series 3325, 144A, 18.17%, 1/1/2033, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Wastewater Systems Revenue, Series A, 5.75%, 6/1/2034 (b)	10,000,000	11,772,000
Trust: Los Angeles, CA, Wastewater Systems Revenue, Series 3371-1, 144A, 21.2%, 12/1/2016, Leverage Factor at purchase date: 4 to 1
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027, INS: AGMC (b)	2,137,063	2,394,816
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028, INS: AGMC (b)	1,944,611	2,179,151
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 9.354%, 5/1/2028, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, General Obligation, Bay Area Rapid Transit District, Election of 2004, Series B, 5.0%, 8/1/2032 (b)	10,002,999	11,050,589
Trust: San Francisco, CA, General Obligation, Series 3161, 144A, 13.777%, 8/1/2015, Leverage Factor at purchase date: 3 to 1
Santa Clara County, CA, San Jose Unified School District, Election of 2002, Series D, 5.0%, 8/1/2032 (b)	10,000,000	11,153,600
Trust: Santa Clara County, CA, San Jose Unified School District, Series 1158, 144A, 9.35%, 8/1/2032, Leverage Factor at purchase date: 2 to 1

Total Underlying Municipal Bonds of Inverse Floaters (Cost $116,516,749)		133,846,692

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $968,061,392) †	107.4	1,078,050,251
Floating Rate Notes (a)	(8.1)	(81,637,792)
Other Assets and Liabilities, Net	0.7	7,546,076

Net Assets	100.0	1,003,958,535

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of November 30, 2014.

**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of November 30, 2014.

†
The cost for federal income tax purposes was $885,589,788.  At November 30, 2014, net unrealized appreciation for all securities based on tax cost was $110,822,671.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $113,340,979 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,518,308.

(a)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(b)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.
GNMA: Government National Mortgage Association
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments(c)	$—	$1,078,050,251	$—	$1,078,050,251
Total	$—	$1,078,050,251	$—	$1,078,050,251

There have been no transfers between fair value measurement levels during the period ended November 30, 2014.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche California Tax-Free Income Fund, a series of Deutsche State Tax-Free Income Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2015